Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 4,867	$ 2,172
Restricted cash	128	182
Trade accounts receivable and other (including 298 and 366 from related parties at December 31, 2019 and 2018, respectively)	3,569	4,432
Inventories	17,296	20,744
Prepaid expenses and other current assets	2,756	2,834
Assets held for sale	0	2,111
Total current assets	28,616	32,475
Non-current assets:
Goodwill and intangible assets	5,432	5,728
Property, plant and equipment and biological assets	36,231	35,638
Investments in associates and joint ventures	6,529	4,906
Other investments	772	855
Deferred tax assets	8,680	8,287
Other assets	1,648	3,360
Total non-current assets	59,292	58,774
Total assets	87,908	91,249
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	3,167
Trade accounts payable and other (including 251 and 201 to related parties at December 31, 2019 and 2018, respectively)	12,614	13,981
Short-term provisions	516	539
Accrued expenses and other liabilities	4,910	4,709
Income tax liabilities	378	238
Liabilities held for sale	0	821
Total current liabilities	21,287	23,455
Non-current liabilities:
Long-term debt, net of current portion	11,471	9,316
Deferred tax liabilities	2,331	2,374
Deferred employee benefits	7,343	6,982
Long-term provisions	2,475	1,995
Other long-term obligations	2,518	3,019
Total non-current liabilities	26,138	23,686
Total liabilities	47,425	47,141
Equity:
Common shares (no par value, 1,151,576,921 and 1,151,576,921 shares authorized, 1,021,903,623 and 1,021,903,623 shares issued, and 1,012,079,421 and 1,013,568,258 shares outstanding at December 31, 2019 and 2018, respectively)	364	364
Treasury shares (9,824,202 and 8,335,365 common shares at December 31, 2019 and 2018, respectively, at cost)	(602)	(569)
Additional paid-in capital	34,826	34,894
Retained earnings	22,883	25,611
Reserves	(18,950)	(18,214)
Equity attributable to the equity holders of the parent	38,521	42,086
Non-controlling interests	1,962	2,022
Total equity	40,483	44,108
Total liabilities and equity	$ 87,908	$ 91,249